Vehicle Rental Activities	12 Months Ended
Dec. 31, 2013
Disclosure Components Of Companys Vehicles [Abstract]
Vehicle Rental Activities
Vehicle Rental Activities
The components of vehicles, net within assets under vehicle programs are as follows:

	As of December 31,
	2013	2012
Rental vehicles	$10,234	$10,000
Less: Accumulated depreciation	(1,411)	(1,345)
	8,823	8,655
Vehicles held for sale	759	619
Vehicles, net	$9,582	$9,274

The components of vehicle depreciation and lease charges, net are summarized below:

	Year Ended December 31,
	2013	2012	2011
Depreciation expense	$1,678	$1,438	$1,395
Lease charges	139	130	62
Gain on sale of vehicles, net	(6)	(97)	(234)
Vehicle depreciation and lease charges, net	$1,811	$1,471	$1,223

For the years ended December 31, 2013, 2012 and 2011, the Company had purchases of vehicles included in payables of $260 million, $284 million and $356 million, respectively, and sales of vehicles included in receivables of $378 million, $439 million and $339 million, respectively.